Revision of Prior Period Financial Statements - Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss	$ (24,546)	$ (26,407)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred commission	875	678
Changes in operating assets and liabilities:
Other current assets	(1,349)	(3,594)
Other noncurrent assets	(1)	(492)
Net cash used in operating activities	$ (29,448)	(18,646)
Previously Reported | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		(27,352)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred commission		443
Changes in operating assets and liabilities:
Other current assets		(2,645)
Other noncurrent assets		(261)
Net cash used in operating activities		(18,646)
Adjustment | Error Correction Relating to Incremental Cost of Obtaining Customer Contracts
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		945
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred commission		235
Changes in operating assets and liabilities:
Other current assets		(949)
Other noncurrent assets		$ (231)